Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Entity Central Index Key	0001038520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Aug. 01, 2019
Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new | DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Prospectus:
Trading Symbol	DRSXX
Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new | DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Prospectus:
Trading Symbol	DIQXX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class Y | BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DMYBX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class A Shares | BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DMBAX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class I | BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DIMIX
BNY Mellon Short-Intermediate Municipal Bond Fund | Class D | BNY MELLON SHORT-INTERMEDIATE MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	DSIBX
Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DERXX
Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DSHXX
Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DSVXX
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEIXX
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEBXX
Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEAXX